Oct. 02, 2017
KKM Enhanced U.S. Equity Fund
KKM Enhanced U.S. Equity Fund

KKM Enhanced U.S. Equity Fund

(the “Fund”)

Class A Shares (Symbol: KKMAX)

Class I Shares (Symbol: KKMIX)

Supplement dated October 2, 2017 to the Fund’s Prospectus dated October 1, 2017

The following provides new and additional information beyond that contained in the Fund’s current Prospectus and SAI and should be read in conjunction with the Fund’s current Prospectus and SAI.

At a special board meeting held on September 20, 2017, the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) approved certain changes to the Fund. Specifically, the Board approved the following:

•	Changing the name of the Fund;
•	Changing the Fund’s investment objective;
•	Changing the Fund’s principal investment strategies;
•	Changing the Fund’s classification from “non-diversified” to “diversified” for purposes of the Investment Company Act of 1940, as amended.
•	Changing the supplemental benchmark for the Fund;
•	Suspending the sale of Class A shares of the Fund and converting existing Class A shares to Class I shares.

Changes to the Fund’s name, investment objective, investment strategies, diversification classification and supplemental benchmark will be effective on or about December 1, 2017.

Effective immediately, Class A shares are no longer available for purchase and existing Class A shares of the Fund will convert to Class I shares on or about November 1, 2017.

FUND NAME

Effective December 1, 2017, the Fund’s name will be:

the Essential 40 Stock Fund.

In connection with the Fund’s name change, the Fund will also change its ticker symbol from KKMIX to ESSIX for Class I shares.

INVESTMENT OBJECTIVE

Effective December 1, 2017, the Fund’s investment objective will be:

to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index.

Like the Fund’s current investment objective, the Fund’s new investment objective is not fundamental and may be changed without the approval of shareholders. Shareholders, however, will be given 60 days’ notice of any such change.

INVESTMENT STRATEGIES and RISKS

As a result of these changes, the Fund will seek to achieve its investment objective by investing in a portfolio of common stocks included in the Essential 40 Stock Index.

Effective December 1, 2017, the Fund’s new investment strategies and risks will be as follows:

Principal Investment Strategies.

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that compose the Essential 40 Stock Index (the “Index”), which measures the investment return of the equity securities of forty blue-chip U.S companies. Generally, the Adviser anticipates that the Fund will hold all of the securities that compose the Index in proportion to their weightings in the Index. Under certain circumstances, however, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The Fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended, temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index. The Fund may also invest in S&P 500 futures and options when the Adviser determines that such investments would benefit the Fund.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the Index that it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Principal Investment Risks. As a result of these changes, the principal risks of investing in the Fund will be as follows:

•	General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

•	Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

•	Equity Securities Risks. The Fund invests in common stock. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Futures Risk. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

•	Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

•	Limited Operating History Risk. The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

•	Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

•	Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

DIVERSIFICATION STATUS

Effective October 1, 2017, the Fund, which is currently “non-diversified” for Investment Company Act purposes, will be “diversified” for such purposes. Currently as a “non-diversified” Fund, the Fund is not limited by the Investment Company Act with regard to the portion of its assets that may be invested in the securities of a single issuer. As a “diversified” fund, the Fund may not make an investment unless 75% of the value of that Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer.

SUPPLEMENTAL BENCHMARK

Effective December 1, 2017, the Essential 40 Stock Index will replace the CBOE VIX Tail Hedge Index as the supplemental index for the Fund. The Essential 40 Stock Index is an unmanaged index that consists of forty blue-chip U.S. stocks rebalanced annually by the Essential 40 Index methodology. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

CLASS A TO CLASS I SHARE CONVERSION

Based on a recommendation from KKM Financial LLC (the “Adviser”), the investment adviser to the Fund, the Board has approved closing the Class A shares of the Fund and converting all outstanding Class A shares to Class I shares. Class I shares have lower expenses than Class A shares.

Suspension of Sales

As previously disclosed, the sale of Class A shares was suspended on September 20, 2017.

Conversion

As a result of the conversion, shareholders will experience unchanged net operating expense ratios in the respective Class A Shares of the Fund. To the extent shareholders can purchase additional shares of Class A Shares in their current accounts, Class A Shares can be purchased without a front-end sales charge. A comparison of share class expenses for the Fund is below:

	Class I Shares Expenses*	Class A Shares Expenses*

The Fund	0.89%	1.14%

* Reflects the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement as reported in the Fund’s Prospectus.

After the close of business on November 1, 2017, the Fund will convert all outstanding Class A shares into Class I shares. Prior to the conversion, shareholders of Class A shares may redeem their investments as described in the Fund’s Prospectus.

For shareholders planning on redeeming Class A shares prior to their conversion to Class I shares, please note the following: 1) a redemption may be deemed to be a taxable event for many shareholders for federal income tax purposes and 2) a redemption fee will not be charged.

If shares are not redeemed prior to the conversion, each shareholder owning Class A shares of the Fund will own Class I shares of the Fund equal to the aggregate value of the shareholder’s Class A shares. No front-end sales charges will be assessed on the conversion of Class A shares to Class I shares. Please see the Prospectus for more information about the fees and expenses associated with Class I shares.

Tax Considerations: This automatic class conversion is not expected to be a taxable event for you and should not create a gain or loss for affected shareholders. However, we recommend that you consult with your tax advisor about how this transaction may affect you.

ANY SHAREHOLDERS OF CLASS A SHARES OF THE FUND HOLDING SUCH SHARES ON NOVEMBER 1, 2017 WILL HAVE THEIR SHARES AUTOMATICALLY CONVERTED TO CLASS I SHARES AFTER THE CLOSE OF BUSINESS ON THAT DATE. IF YOU HAVE QUESTIONS OR NEED ASSISTANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR DIRECTLY OR THE FUND AT 1-844-767-3863.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated October 1, 2017, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-844-767-3863.

INVESTMENT OBJECTIVE
to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index.
Principal Investment Strategies.

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that compose the Essential 40 Stock Index (the “Index”), which measures the investment return of the equity securities of forty blue-chip U.S companies. Generally, the Adviser anticipates that the Fund will hold all of the securities that compose the Index in proportion to their weightings in the Index. Under certain circumstances, however, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The Fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended, temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index. The Fund may also invest in S&P 500 futures and options when the Adviser determines that such investments would benefit the Fund.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the Index that it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Principal Investment Risks.

As a result of these changes, the principal risks of investing in the Fund will be as follows:

•	General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

•	Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

•	Equity Securities Risks. The Fund invests in common stock. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Futures Risk. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

•	Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

•	Limited Operating History Risk. The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

•	Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

•	Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.